Short-Term Deposits and Marketable Securities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable Recorded Investment [Line Items]
Short-term deposits	$ 581,000,000	$ 4,000,000
Marketable securities	133,000,000	133,000,000	$ 330,000,000
Proceeds from matured marketable securities		200,000,000	100,000,000
Investment of available cash in short-term deposits	581,000,000
Debt securities, allowance recognized	0
U.S. Treasury Debt Securities [Member]
Financing Receivable Recorded Investment [Line Items]
Marketable securities	$ 133,000,000	133,000,000	$ 330,000,000
Proceeds from matured marketable securities		$ 200,000,000
Weighted average maturity period	6 months
Aggregate amortized cost basis of securities	$ 132,000,000